DWS Core Equity VIP Annual Fund Operating Expenses - Class A [Member] - DWS Core Equity VIP - Class A	Apr. 24, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.59%